Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 7,257.4	$ 6,690.2
Accumulated depreciation	(5,050.3)	(4,641.4)
Property, plant and equipment, net	2,207.1	2,048.8
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	22.5	18.5
Building and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,419.8	2,273.1
Capitalized Software Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	623.8	575.1
Instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	3,905.0	3,589.6
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 286.3	$ 233.9